Rule 497(c)

File Nos. 333-33607 and 811-08333

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 29, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the forms of the Prospectus and Statement of Additional Information for the Registrant filed as part of the Registrant’s Registration Statement on Form N-1A on September 22, 2011, in the exact forms in which they are being used. The Registration Statement relates to Nuveen Tradewinds Small-Cap Opportunities Fund, a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

Morrison C. Warren

Enclosures